                                                                     June, 2000

Dear Shareholder:

  We are pleased to submit to you our semi-annual report for the period ended April 30, 2000.

  Major Wall Street REIT analysts are projecting an even better performance by REITs for the remainder of this year, after they have already out-performed previous estimates. After the NASDAQ stock index reached its high point on March 10, it declined nearly 18% through the middle of April. During the same period REIT stock prices increased in value by over 5%, in addition to paying dividend yields averaging 8.5%. Most high tech and Internet stocks pay no div-idends, because they have no earnings.

  Institutional and high yield fund investment in real estate has remained strong and is projected to increase by several billion dollars this year. In our opinion, this trend will continue for the foreseeable future.

  From January 3, 2000 to April 28, 2000 the net asset value of our fund has risen from $7.00 to $7.33. We continue to look for an increase in REIT market values and dividend cash flow throughout the remainder of this year.*

                                          Sincerely,

                                          /s/ David Lerner

                                          David Lerner
                                          President

* Past performance is not indicative of future results. Property values may fall due to environmental, economic or other conditions. Changes in interest rates may adversely affect the performance of real estate companies.

Spirit of America Investment Fund, Inc.
Schedule of Investments (unaudited)                               April 30, 2000
--------------------------------------------------------------------------------

                                                             Shares Market Value
COMMON STOCKS -- 97.77%                                      ------ ------------

Apartments (REITS) -- 15.41%
Amli Residential Properties Trust...........................  8,300 $   188,825
Associated Estates Realty Corp. ............................ 20,000     166,250
Camden Property Trust.......................................  8,500     241,188
Cornerstone Realty Income Trust, Inc. ......................  5,000      50,937
Equity Residential Properties Trust.........................  4,300     195,650
Gables Residential Trust.................................... 12,000     288,000
Home Properties of New York, Inc. ..........................  3,300      92,400
Mid-America Apartment Communities, Inc. .................... 10,500     250,688
Summit Properties, Inc......................................  8,500     169,469
                                                                    -----------
                                                                      1,643,407
                                                                    -----------

Diversified (REITS) -- 12.28%
BRE Properties, Inc., Cl A..................................  6,300     176,006
Colonial Properties Trust...................................  8,000     199,500
Crescent Real Estate Equities Company....................... 17,300     296,263
Duke-Weeks Realty Corp. ....................................  4,000      86,750
Essex Property Trust, Inc. .................................  4,000     154,500
Frontline Cap Group*........................................    640      10,960
Glenborough Realty Trust Inc. .............................. 20,000     295,000
Hospitality Properties Trust................................  4,000      89,000
Vornado Operating, Inc.*....................................    250       1,969
                                                                    -----------
                                                                      1,309,948
                                                                    -----------

Healthcare (REITS) -- 12.10%
Health Care Property Investors, Inc. ....................... 17,800     496,175
Healthcare Realty Trust, Inc. .............................. 12,500     225,000
HRPT Properties Trust....................................... 27,000     205,875
LTC Healthcare, Inc.*.......................................    400         500
LTC Properties, Inc. ....................................... 11,000      65,312
National Health Investors, Inc. ............................ 15,000     180,000
Nationwide Health Properties, Inc. .........................  3,000      39,750
OMEGA Healthcare Investors, Inc. ...........................  9,000      55,125
Senior Housing Properties Trust.............................  2,700      23,119
                                                                    -----------
                                                                      1,290,856
                                                                    -----------

Industrial (REITS) -- 8.06%
Bedford Property Investors, Inc. ........................... 13,000     229,125
Brandywine Realty Trust..................................... 16,000     278,000
First Industrial Realty Trust, Inc. ........................    900      27,056
ProLogis Trust..............................................  4,600      90,562
Spieker Properties, Inc. ...................................  5,300     234,856
                                                                    -----------
                                                                        859,599
                                                                    -----------



                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Investments (unaudited)                               April 30, 2000
--------------------------------------------------------------------------------

                                                             Shares Market Value
COMMON STOCKS -- continued                                   ------ ------------

Net Lease (REITS) -- 6.82%
Commercial Net Lease Realty................................. 38,000 $   418,000
Franchise Finance Corp. of America..........................  4,000      95,000
Lexington Corporate Properties Trust........................ 19,100     214,875
                                                                    -----------
                                                                        727,875
                                                                    -----------

Office Space (REITS) -- 6.91%
Corporate Office Properties Trust........................... 13,000     112,125
Kilroy Realty Corp. ........................................  5,000     120,625
Mack-Cali Realty Corp. .....................................  8,600     221,450
Prentiss Properties Trust...................................  4,500     106,875
Starwood Financial, Inc. ................................... 10,000     175,625
                                                                    -----------
                                                                        736,700
                                                                    -----------

Regional Malls (REITS) -- 14.98%
Bradley Real Estate, Inc. ..................................  6,000     108,375
CBL & Associates Properties, Inc. ..........................  4,000      93,750
Crown American Realty Trust.................................  6,000      33,375
Glimcher Realty Trust....................................... 24,000     330,000
Macerich Co., (The).........................................  4,000      92,750
Mills Corp. ................................................ 14,000     252,000
Simon Property Group, Inc. .................................  6,000     152,250
Taubman Centers, Inc. ......................................  2,000      23,875
United Dominion Realty Trust, Inc. ......................... 32,000     320,000
Westfield America, Inc. .................................... 14,000     191,625
                                                                    -----------
                                                                      1,598,000
                                                                    -----------

Shopping Centers (REITS) -- 16.96%
Burnham Pacific Properties, Inc. ........................... 11,000      81,125
Center Trust, Inc. ......................................... 14,000     101,500
Excel Legacy Corp.*.........................................  3,300       9,487
Federal Realty Investment Trust.............................  4,300      91,375
First Washington Realty Trust, Inc. ........................  8,000     166,500
IRT Property Co. ........................................... 12,000      99,750
JDN Realty Corp ............................................  6,000      58,125
JP Realty, Inc. ............................................  9,500     170,406
Malan Realty Investors, Inc. ...............................  5,000      62,500
New Plan Excel Realty Trust.................................  7,160     102,925
Pan Pacific Retail Properties, Inc. ........................  7,000     133,000
Realty Income Corp.......................................... 10,000     218,125
Saul Centers, Inc. ......................................... 27,000     416,813
Urban Shopping Centers, Inc. ...............................  3,000      96,750
                                                                    -----------
                                                                      1,808,381
                                                                    -----------



                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Schedule of Investments (unaudited)                               April 30, 2000
--------------------------------------------------------------------------------

                                                             Shares Market Value
COMMON STOCKS -- continued                                   ------ ------------

Storage (REITS) -- 4.25%
Shurgard Storage Centers, Inc., Cl A........................  4,000 $   104,750
Sovran Self Storage, Inc. ..................................  9,000     185,063
Storage USA, Inc. ..........................................  5,600     163,800
                                                                    -----------
                                                                        453,613
                                                                    -----------
Total Common Stocks
(Cost $12,527,034)..........................................         10,428,379
                                                                    -----------
Total Investments -- 97.77%
(Cost $12,527,034**)........................................         10,428,379

Cash and Other Assets Net of Liabilities -- 2.23%...........            237,618
                                                                    -----------
NET ASSETS -- 100.00%.......................................        $10,665,997
                                                                    ===========

 * Non-income producing security
** Cost for Federal income tax purposes is $12,527,034, and net unrealized de-preciation consists of:

         Gross unrealized appreciation............... $   229,751
         Gross unrealized depreciation...............  (2,328,406)
                                                      -----------
          Net unrealized depreciation................ $(2,098,655)
                                                      ===========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Assets and Liabilities (unaudited)                   April 30, 2000
--------------------------------------------------------------------------------

ASSETS
 Investments in securities at market value (identified cost
  $12,527,034) (Note 1).............................................. $10,428,379
 Cash................................................................     322,345
 Receivables:
  Dividends and interest.............................................     106,925
  Capital stock sold.................................................     106,235
 Deferred organization costs (Note 1)................................      66,985
 Other assets........................................................       6,926
                                                                      -----------
    TOTAL ASSETS.....................................................  11,037,795
                                                                      -----------
LIABILITIES
 Payables:
  Capital stock redeemed.............................................      25,241
  Distributions to shareholders......................................     231,806
 Accrued distribution expense (Note 3)...............................       7,500
 Due to Advisor......................................................     107,251
                                                                      -----------
    TOTAL LIABILITIES................................................     371,798
                                                                      -----------
NET ASSETS........................................................... $10,665,997
                                                                      ===========
Class A Shares
 Net assets applicable to 1,174,833 outstanding $0.001 par value shares (500,000,000 authorized shares)............................. $ 8,612,793
                                                                      ===========
 Net asset value and redemption price per Class A Share
  ($8,612,793 / 1,174,833 shares).................................... $      7.33
                                                                      ===========
 Offering price per share ($7.33 / 0.9475)........................... $      7.74
                                                                      ===========
Class B Shares
 Net assets applicable to 276,747 outstanding $0.001 par value shares
  (500,000,000 authorized shares).................................... $ 2,053,204
                                                                      ===========
 Net asset value and offering price per Class B Share
  ($2,053,204 / 276,747 shares)...................................... $      7.42
                                                                      ===========
 Redemption price per share ($7.42 X 0.9425)......................... $      6.99
                                                                      ===========
SOURCE OF NET ASSETS
 At April 30, 2000, net assets consisted of:
  Paid-in capital.................................................... $13,645,987
  Distributions in excess of net investment income...................     (16,537)
  Accumulated net realized loss on investments.......................    (864,798)
  Net unrealized depreciation on investments.........................  (2,098,655)
                                                                      -----------
    NET ASSETS....................................................... $10,665,997
                                                                      ===========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Operations (unaudited)      For the Six Months Ended April 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends............................................................ $ 593,208
 Interest.............................................................     1,333
                                                                       ---------
  TOTAL INCOME........................................................   594,541
                                                                       ---------
EXPENSES
 Investment advisory fees (Note 3)....................................    56,201
 Transfer agent fees..................................................    33,090
 Administration fees..................................................    32,649
 Distribution fees -- Class A (Note 3)................................    14,056
 Distribution fees -- Class B (Note 3)................................    11,085
 Accounting fees......................................................    16,675
 Registration fees....................................................     4,537
 Legal fees...........................................................     1,260
 Custodian fees.......................................................     5,335
 Printing expense.....................................................     5,185
 Amortization of organization costs (Note 1)..........................    12,240
 Auditing fees........................................................     5,730
 Directors' fees......................................................     3,025
 Insurance expense....................................................     9,697
 Miscellaneous expense................................................     1,707
                                                                       ---------
  TOTAL EXPENSES......................................................   212,472
   Expenses waived and reimbursed by Advisor (Note 3).................   (92,069)
                                                                       ---------
  NET EXPENSES........................................................   120,403
                                                                       ---------
  NET INVESTMENT INCOME...............................................   474,138
                                                                       ---------
UNREALIZED GAIN/LOSS ON INVESTMENTS
 Net realized loss from securities transactions.......................  (805,597)
 Net change in unrealized appreciation of investments.................   462,750
                                                                       ---------
   Net realized and unrealized loss on investments....................  (342,847)
                                                                       ---------
   Net increase in net assets resulting from operations............... $ 131,291
                                                                       =========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statment of Changes in Net Assets
--------------------------------------------------------------------------------

                                            For the Six Months
                                                  Ended          For the Year
                                              April 30, 2000        Ended
                                               (unaudited)     October 31, 1999
                                            ------------------ ----------------
OPERATIONS
 Net investment income.....................    $   474,138       $   662,964
 Net realized loss from securities
  transactions.............................       (805,597)          (59,201)
 Net change in unrealized depreciation of
  investments..............................        462,750        (1,794,011)
                                               -----------       -----------
  Net increase/(decrease) in net assets
   resulting from operations...............        131,291        (1,190,248)
                                               -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income:
   Class A.................................       (413,167)         (656,695)
   Class B.................................        (77,508)          (87,806)
                                               -----------       -----------
 Total distributions from net investment
  income to shareholders...................       (490,675)         (744,501)
                                               -----------       -----------
 Return of capital:
   Class A.................................            --           (180,173)
   Class B.................................            --            (42,239)
                                               -----------       -----------
 Total distributions from net return of
  capital to shareholders..................            --           (222,412)
                                               -----------       -----------
 Total distributions to shareholders.......       (490,675)         (966,913)
                                               -----------       -----------
CAPITAL SHARE TRANSACTIONS (Dollar
 Activity)
 Shares sold:
   Class A.................................      1,437,533         9,272,657
   Class B.................................        384,279         2,718,024
 Shares issued as reinvestment of
  dividends:
   Class A.................................        168,337           711,072
   Class B.................................         32,045           111,087
 Shares redeemed:
   Class A.................................     (3,927,411)       (4,271,790)
   Class B.................................       (939,032)         (473,899)
                                               -----------       -----------
 Increase/(decrease) in net assets derived
  from capital share transactions (a)......     (2,844,249)        8,067,151
                                               -----------       -----------
   Total increase/(decrease) in net
    assets.................................     (3,203,633)        5,909,990
                                               -----------       -----------
NET ASSETS
 Beginning of period.......................     13,869,630         7,959,640
                                               -----------       -----------
 End of period.............................    $10,665,997       $13,869,630
                                               ===========       ===========
 (a) Transactions in capital stock were:
  Shares sold:
   Class A.................................        197,846         1,096,190
   Class B.................................         52,193           320,212
  Shares issued as reinvestment of
   dividends:
   Class A.................................         24,116            85,884
   Class B.................................          4,060            13,712
  Shares redeemed:
   Class A.................................       (548,574)         (522,692)
   Class B.................................       (131,493)          (59,402)
                                               -----------       -----------
   Increase/(decrease) in shares
    outstanding............................       (401,852)          933,904
                                               ===========       ===========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock out-standing throughout each period presented.

                               Class A           Class A            Class A
                          ------------------ ----------------  -----------------
                          For the Six Months
                                Ended          For the Year     For the Period
                            April 30, 2000        Ended              Ended
                             (unaudited)     October 31, 1999  October 31, 1998*
                          ------------------ ----------------  -----------------
Net Asset Value,
 Beginning of Period.....       $ 7.48           $  8.66            $10.00
                                ------           -------            ------
 Income From Investment
  Operations:
  Net investment income..         0.30+             0.49              0.20
  Net unrealized losses
   on securities.........        (0.12)            (1.02)            (1.38)
                                ------           -------            ------
    Total from investment
     operations..........         0.18             (0.53)            (1.18)
                                ------           -------            ------
 Less Distributions:
  Distributions from net
   investment income.....        (0.33)            (0.53)            (0.16)
  Distributions from
   return of capital.....          --              (0.12)              --
                                ------           -------            ------
    Total distributions..        (0.33)            (0.65)            (0.16)
                                ------           -------            ------
Net Asset Value, End of
 Period..................       $ 7.33           $  7.48            $ 8.66
                                ======           =======            ======

Total Return.............         2.61%/1/         (6.38%)/2/       (11.78%)/1/

Ratios/Supplemental Data
 Net assets, end of
  period (in 000s).......       $8,613           $11,225            $7,290
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement/2/ .....         3.58%             3.35%             6.33%
  After expense
   reimbursement/2/ .....         1.97%             1.97%             1.97%
 Ratio of net investment
  income (loss) to
  average net assets:
  Before expense
   reimbursement/2/ .....         6.83%             4.17%            (0.62%)
  After expense
   reimbursement/2/ .....         8.44%             5.55%             3.75%
 Portfolio turnover
  rate...................         0.00%             8.15%             0.00%

*   Class A Shares commenced investment operations on January 9, 1998.
+   Per share numbers have been calculated using the average shares method.
/1/ Calculation does not reflect sales load and is not annualized.
/2/ Calculation does not reflect sales load.

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Financial Highlights
--------------------------------------------------------------------------------


The table below sets forth financial data for one share of capital stock out-standing throughout each period presented.

                               Class B           Class B           Class B
                          ------------------ ---------------- -----------------
                          For the Six Months
                                Ended          For the Year    For the Period
                            April 30, 2000        Ended             Ended
                             (unaudited)     October 31, 1999 October 31, 1998*
                          ------------------ ---------------- -----------------
Net Asset Value,
 Beginning of Period.....       $ 7.51            $ 8.64           $ 9.62
                                ------            ------           ------
 Income From Investment
  Operations:
  Net investment income..         0.28+             0.40             0.15
  Net unrealized losses
   on securities.........        (0.11)            (0.99)           (1.00)
                                ------            ------           ------
    Total from investment
     operations..........         0.17             (0.59)           (0.85)
                                ------            ------           ------
 Less Distributions:
  Distributions from net
   investment income.....        (0.26)            (0.42)           (0.13)
  Distributions from
   return of capital.....          --              (0.12)             --
                                ------            ------           ------
    Total distributions..        (0.26)            (0.54)           (0.13)
                                ------            ------           ------
Net Asset Value, End of
 Period..................       $ 7.42            $ 7.51           $ 8.64
                                ======            ======           ======

Total Return.............         2.39%/1/         (7.09%)/2/       (8.84%)/1/

Ratios/Supplemental Data
 Net assets, end of
  period (in 000s).......       $2,053            $2,645           $  669
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement/2/ .....         4.28%             4.05%            7.03%
  After expense
   reimbursement/2/ .....         2.67%             2.67%            2.67%
 Ratio of net investment
  income (loss) to
  average net assets:
  Before expense
   reimbursement/2/ .....         6.13%             3.47%           (1.32%)
  After expense
   reimbursement/2/ .....         7.74%             4.85%            3.05%
 Portfolio turnover
  rate...................         0.00%             8.15%            0.00%

*   Class B Shares commenced investment operations on March 6, 1998.
+   Per share numbers have been calculated using the average shares method.
/1/ Calculation does not reflect CDSC charges and is not annualized.
/2/ Calculation does not reflect CDSC charges.

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements (unaudited)                        April 30, 2000
-------------------------------------------------------------------------------

Note 1 -- Significant Accounting Policies

Spirit of America Investment Fund, Inc., (the "Fund"), is an open-end diversi-fied mutual fund registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was incorporated under the laws of Maryland on May 15, 1997 and commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share. The Fund seeks growth of capital and current income by in-vesting in the equity securities of companies in the real estate industry. The Fund currently offers two classes of shares, Class A Shares and Class B Shares. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The poli-cies are in conformity with generally accepted accounting principles for in-vestment companies.

A. Security Valuation: The offering price and net asset value per share of Class A and the net asset value per share of Class B are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Inter-est income and expenses are accrued daily.

C. Net Asset Value Per Share: The methodology and procedures for determining net asset value are identical for each Class, but due to the specific distri-bution expenses and other costs allocable to each Class, the net asset value of each Class will vary. Class A Shares are purchased at the offering price per share, while Class B shares are purchased at the net asset value per share.

D. Organization Costs: Organization costs are being amortized on a straight-line basis over five years from commencement of operation.

E. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. There-fore, no federal income tax provision is required.

F. Use of Estimates: In preparing financial statements in conformity with gen-erally accepted accounting principles, management makes estimates and assump-tions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. The Fund will distribute the return of capital it receives from the REITs in which the Fund invests. The REITs pay distributions based on cash flow, with-out regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders is a return of capital.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements (unaudited) -- continued           April 30, 2000
-------------------------------------------------------------------------------


Note 2 -- Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, aggre-gated $0 and $2,822,295, respectively, for the six months ended April 30, 2000.

Note 3 -- Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. ("Spirit Management"), has been retained to act as the Fund's manager and investment adviser pursuant to an Investment Ad-visory Agreement (the "Advisory Agreement"). Spirit Management was incorpo-rated in 1997 and is a registered investment adviser under the Investment Ad-visers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a fee at the annual rate of 0.97% of the Fund's average daily net assets. Spirit Management has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses so that the total operating ex-penses of Class A Shares and Class B Shares will not exceed 1.97% and 2.67%, respectively, of the average daily net assets of each Class. For the six months ended April 30, 2000, advisory fees of $56,201 were waived by Spirit Management, and Spirit Management also reimbursed the Fund $35,868.

The Fund has adopted two plans of distribution ("Class A Plan" and "Class B Plan") pursuant to Rule 12b-1. Each Plan permits the Fund to pay SSH Securi-ties, Inc., the Fund's principal distributor, a monthly fee from the assets of the respective Class. Under the Class A Plan, the Fund will pay fees of up to 0.30% of the average daily net assets, and under the Class B Plan, the Fund will pay a combined annual distribution and service fee of up to 1.00% of the average daily net assets. Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds current prospec-tus. For the six months ended April 30, 2000, sales charges received by SSH Securities, Inc. were $3,985. Certain redemptions of Class B shares made within six years of purchase are subject to a contingent deferred sales charge ("CDSC"), in accordance with the Funds current prospectus. For the six months ended April 30, 2000, CDSC's were collected in the amount of $48,518.

Certain officers and directors of the Fund are "affiliated persons" of the ad-viser or distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Fund. All officers serve without direct compensation from the Fund. In addition, David Lerner Associ-ates, Inc. received brokerage commissions of $8,360 for the six months ended April 30, 2000.

Investment Adviser

Spirit of America Management, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Distributor

SSH Securities, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Shareholder Services

PFPC Inc.
3200 Horizon Drive, P. O. Box 61503
King of Prussia, PA 19406

Custodian

The Bank of New York
48 Wall Street
New York, NY 10286

Auditors

Tait Weller & Baker
8 Penn Center Plaza, Suite 800
Philadelphia, PA 19103

                        For Additional Information about
                    Spirit of America Investment Fund, Inc.
                     Call (800) 452-4892 or (610) 239-4600

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other informa-tion.




                  [LOGO OF SPIRIT OF AMERICA INVESTMENT FUND]


                               Semi-Annual Report
                                 April 30, 2000